OTHER ASSETS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
SCHEDULE OF WARRANTS ASSUMPTIONS
	September 30, 2024	September 30, 2023
Price at valuation	$0.03	$0.02
Exercise price	$0.19	$0.19
Risk free interest	3.67%	4.61%
Expected term (in years)	6	7
Volatility	128.6%	147.8%

	2023	2022
Price at valuation	$0.01	$0.02
Exercise price	$0.19	$0.19
Risk free interest	3.88%	3.96%
Expected term (in years)	7	8
Volatility	147.8%	155.6%

SCHEDULE OF CHANGES IN LEVEL 3 AND LIABILITY MEASURED AT FAIR VALUE

The following table presents changes in Level 3 asset and liability measured at fair value for the quarters ended September 30, 2024 and 2023:

Asset
Balance – December 31, 2022	$3,000
Fair value adjustments – Sanuwave warrants	2,000
Balance – March 31, 2023	$5,000
Fair Value adjustments – Sanuwave warrants	(2,000)
Balance – September 30, 2023	3,000
Fair Value adjustments – Sanuwave warrants	(1,000)
Balance – September 30, 2023	2,000

Balance – December 31, 2023	1,000
Fair value adjustments – Sanuwave warrants	1,000
Balance – March 31, 2024	$2,000
Fair Value adjustments – Sanuwave warrants	-
Balance – June 30, 2024	2,000
Fair Value adjustments – Sanuwave warrants	(2,000)
Balance – September 30, 2024	-

The following table presents changes in Level 3 asset and liability measured at fair value for the years ended December 31, 2023 and 2022:

	As of December 31, 2023
	Asset	Liability
Balance – December 31, 2021	$19,000	$-
Fair value adjustments – Sanuwave warrants	(16,000)	-
Balance – December 31, 2022	$3,000	$-
Fair value adjustments – Sanuwave warrants	(2,000)	-
Balance – December 31, 2023	$1,000	$-

SCHEDULE OF ASSETS AND LIABILITIES MEASURED AT FAIR VALUE

The following table sets forth the Company’s assets and liabilities which are measured at fair value on a recurring basis by level within the fair value hierarchy:

Fair Value Measurements as of September 30, 2024
	Level I	Level II	Level III	Total
Asset:
Other assets	$-	$-	$-	$-

	Fair Value Measurements as of September 30, 2023
	Level I	Level II	Level III	Total
Asset:
Other assets	$-	$-	$2,000	$2,000

The following table sets forth the Company’s assets and liabilities which are measured at fair value on a recurring basis by level within the fair value hierarchy:

	Fair Value Measurements as of December 31, 2023
	Level I	Level II	Level III	Total
Asset:
Other assets	$-	$-	$1,000	$1,000

	Fair Value Measurements as of December 31, 2022
	Level I	Level II	Level III	Total
Asset:
Other assets	$-	$-	$3,000	$3,000